Label	Element	Value
Buffalo Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Buffalo Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Buffalo Small Cap Fund (“Small Cap Fund” or the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Small Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of domestic common stocks, preferred stocks, convertible preferred stocks, warrants and rights of small capitalization (“small-cap”) companies.  The Small Cap Fund defines small-cap companies as those companies, at the time of purchase, with market capitalizations within the range of the Russell 2000® Growth Index.  As of June 30, 2016 the range of market capitalizations of the Russell 2000® Growth Index was $23 million to $4.105 billion.  The Fund may invest in companies in any sector.

The Advisor seeks to identify companies for the Small Cap Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Advisor may sell the Small-Cap Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Small Cap Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Fund’s investments may fluctuate.  If the value of the Small Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Small Cap Fund’s principal investment strategies are:

Market Risk – The value of the Small Cap Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Small Cap Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Small Cap Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Small Cap Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses.  To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile.  The potential for wide variations in performance is based on special risks common to information technology companies.  Information technology companies may have limited product lines, markets or financial resources.  Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated.  Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than companies with larger capitalization.  In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Small Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Small Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Small Cap Fund in a tax-deferred arrangement, such as an IRA or a 401(k) plan.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Small Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-492-8332
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.buffalofunds.com/performance.html,
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	SMALL CAP FUND Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Return (through June 30, 2016) = -3.74% Best Quarter through December 31, 2015: June 30, 2009 = 20.60% Worst Quarter through December 31, 2015: September 30, 2011 = -22.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.19%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Small Cap Fund in a tax-deferred arrangement, such as an IRA or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2015
Buffalo Small Cap Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.95%
Buffalo Small Cap Fund | Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.70%
Buffalo Small Cap Fund | Buffalo Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2006	rr_AnnualReturn2006	13.95%
Annual Return 2007	rr_AnnualReturn2007	(0.33%)
Annual Return 2008	rr_AnnualReturn2008	(29.84%)
Annual Return 2009	rr_AnnualReturn2009	37.49%
Annual Return 2010	rr_AnnualReturn2010	16.59%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Annual Return 2012	rr_AnnualReturn2012	19.93%
Annual Return 2013	rr_AnnualReturn2013	44.15%
Annual Return 2014	rr_AnnualReturn2014	(6.55%)
Annual Return 2015	rr_AnnualReturn2015	(4.46%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.52%
Buffalo Small Cap Fund | Buffalo Small Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.54%
Buffalo Small Cap Fund | Buffalo Small Cap Fund | After Taxes on Distributions and and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.31%